Net Loss Per Share - Schedule of Common Shares Excluded from Computation of Diluted Net Loss Per Common Share (Details) - shares	6 Months Ended	8 Months Ended
	Jul. 31, 2021	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share	0	8,614,000
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share		8,500,000
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share		114,000